LOSS FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Earnings Per ADS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) – discontinued operations	$ 0	$ 0	$ (0.02)
Diluted loss per ADS (US Dollars) – discontinued operations	0	0	(0.02)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) – discontinued operations	0	0	0
Diluted loss per ADS (US Dollars) – discontinued operations	$ 0	$ 0	$ 0